UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 93.7%
	BANKS - 6.9%
43,200	Bank of America Corp.	$1,094,688
8,310	JPMorgan Chase & Co.	793,688
15,935	Wells Fargo & Co.	878,815
		2,767,191
	COMPUTERS - 1.4%
12,900	NetApp, Inc.	564,504

	DIVERSIFIED FINANCIAL SERVICES - 5.8%
50,234	Arlington Asset Investment Corp.	639,479
75,800	Ares Capital Corp.	1,242,362
96,700	Five Oaks Investment Corp.	431,282
		2,313,123
	ENTERTAINMENT - 0.5%
14,265	AMC Entertainment Holdings, Inc.	209,695

	FOOD - 2.8%
6,940	JM Smucker Co.	728,214
6,200	Kellog Co.	386,694
		1,114,908
	IRON/STEEL - 3.3%
23,340	Nucor Corp.	1,307,974

	LESITURE TIME - 2.7%
48,000	Vista Outdoor, Inc. *	1,101,120

	MEDIA - 1.1%
4,600	Walt Disney Co.	453,422

	MISCELLANEOUS MANUFACTURING - 6.0%
67,270	General Electric Co.	1,626,589
8,640	Ingersoll-Rand PLC	770,429
		2,397,018
	OIL & GAS - 12.9%
8,310	Anadarko Petroleum Corp.	405,943
67,590	BP PLC - ADR	2,597,484
11,400	Chevron Corp.	1,339,500
10,190	Exxon Mobil Corp.	835,376
		5,178,303
	PHARMACEUTICALS - 4.4%
14,520	AstraZeneca PLC - ADR	491,938
11,540	GlaxoSmithKline PLC - ADR	468,524
12,400	Merck & Co, Inc.	793,972
		1,754,434
	REITS - 19.3%
174,240	CBL & Associates Properties, Inc.	1,461,874
138,330	CYS Investments, Inc.	1,195,171
43,171	Global Medical REIT, Inc.	387,675
66,880	Independence Realty Trust, Inc.	680,170
144,630	New Senior Investment Group, Inc.	1,323,364
17,910	Senior Housing Properties Trust	350,140
47,542	Uniti Group, Inc.	696,966
123,415	Whitestone REIT	1,610,566
		7,705,926
	RETAIL - 17.0%
15,390	CVS Health Corp.	1,251,515
2,430	Home Depot, Inc.	397,451
27,500	Kohl’s Corp.	1,255,375
5,400	Lowe’s Cos, Inc.	431,676
52,590	Macy’s, Inc.	1,147,514
19,225	Target Corp.	1,134,467
15,075	Wal-Mart Stores, Inc.	1,177,961
		6,795,959

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 93.7% (Continued)
	SEMICONDUCTORS - 5.0%
30,500	Cypress Semiconductor Corp.	$458,110
30,150	Intel Corp.	1,148,112
7,705	Qualcomm, Inc.	399,427
		2,005,649
	TELECOMMUNICATIONS - 4.6%
27,000	AT&T, Inc.	1,057,590
19,100	CenturyLink, Inc.	360,990
18,850	Ciena Corp.	414,134
		1,832,714

	TOTAL COMMON STOCK (Cost $37,156,000)	37,501,940

	PREFFERED STOCK - 3.0%
15,000	Georgia Power Co. *	376,650
17,600	Global Medical Reit, Inc. *	441,408
14,300	Triplepoint Venture Growth BDC Corp. *	361,504
	TOTAL PREFFERED STOCK (Cost - $1,172,500)	1,179,562

	TOTAL INVESTMENTS (Cost $38,328,500) - 96.7% (a)	$38,681,502
	OTHER ASSETS LESS LIABILITIES - 3.3%	1,321,878
	NET ASSETS - 100.0%	$40,003,380

ADR - American Depository Receipt

PLC - Public Limited Company.

REIT - Real Estate Investment Trust

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,384,034 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,215,118
Unrealized depreciation:	(1,917,650)
Net unrealized appreciation:	$297,468

		Underlying Face		Unrealized
Short Contract		Amount at Value ($)	Maturity	(Loss)
	OPEN SHORT FUTURES CONTRACT - 0.4%
(199)	E-Mini S&P 500 Futures	(25,034,200)	Dec-17	$(213,925)

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 92.2%
	ADVERTISING - 2.1%
8,200	Smiles SA	$207,126

	TOBACCO - 1.1%
28,154	ITC Ltd.	111,332

	AUTO PARTS & EQUIPMENT - 2.6%
801	Mando Corp.	177,984
49,000	Nexteer Automotive Group Ltd.	83,929
		261,913
	BANKS - 21.0%
11,300	Banco do Brasil SA	124,697
1,834	Bancolombia SA - ADR	83,979
2,300	Banco Macro SA - ADR	269,905
3,536	Bank Pekao SA	124,036
16,000	BOC Hong Kong Holdings Ltd.	77,731
38,759	Commercial International Bank Egypt SAE - ADR	176,160
24,158	FirstRand Ltd.	92,840
17,700	Grupo Financiero Banorte SAB de CV	121,859
1,700	HDFC Bank Ltd. - ADR	163,829
5,830	ICICI Bank Ltd. - ADR	49,905
2,690	OTP Bank PLC	100,928
25,337	Sberbank of Russia PJSC - ADR	360,672
1,795	State Bank of India - ADR	68,928
46,500	Turkiye Is Bankasi	88,486
39,000	Yes Bank Ltd	208,971
		2,112,926
	COMMERCIAL SERVICES - 0.0%
294	Novus Holdings Limited	142

	COMPUTERS -1.8%
12,200	Infosys Ltd - ADR	177,998

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
43,500	CITIC Securities Co Ltd.	95,669
2,232	Hana Financial Group, Inc.	92,273
		187,943
	ELECTRONICS - 0.8%
24,700	Hon Hai Precision Industry Co. Ltd.	85,526

	FOOD - 2.4%
8,868	Gruma SAB de CV	130,234
2,500	X5 Retail Group NV * - ADR	112,225
		242,459
	FOREST PRODUCTS & PAPER - 1.2%
21,600	Suzano Papel e Celulose SA	125,488

	GAS - 1.4%
19,000	ENN Energy Holdings Ltd.	137,667

	HEALTHCARE-PRODUCTS - 1.0%
4,300	Aspen Pharmacare Holdings Ltd.	96,422

	INSURANCE - 6.1%
28,000	China Life Insurance Co Ltd.	83,338
36,000	Ping An Insurance Group Co of China Ltd.	276,281
8,467	Vienna Insurance Group AG Wiener Versicherung	250,279
		609,898
	INTERNET - 10.8%
2,330	Alibaba Group Holding Ltd. - ADR *	402,414
2,100	Ctrip.com International Ltd. - ADR	110,754
1,400	JD.com, Inc. * - ADR	53,480
224	NCSoft Corp.	90,844
10,084	Tencent Holdings, Ltd.	434,001
		1,091,493

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 92.2% (Continued)
	IRON/STEEL - 2.5%
200	Angang Steel Co Ltd.	$176
47,740	Eregli Demir ve Celik Fabrikalari TAS	103,574
10,000	Vale SA - ADR	100,700
5,300	Vale SA	49,366
		253,817
	LEISURE TIME - 1.2%
2,100	Hero MotoCorp Ltd.	121,350

	MEDIA - 1.8%
849	Naspers Ltd., Class N	183,110

	MINING - 2.9%
1,900	Agnico Eagle Mines Ltd.	85,899
5,773	Centamin PLC	59,837
74,976	KAZ Minerals PLC *	145,578
		291,314
	MISCELLANEOUS MANUFACTURING - 3.1%
285	Largan Precision Co. Ltd.	50,094
16,700	Sunny Optical Technology Group Co. Ltd.	265,521
		315,615
	OIL & GAS - 3.5%
655	SK Innovation Co. Ltd.	113,804
10,700	YPF SA - ADR	238,396
		352,200
	PHARMACEUTICALS - 0.6%
700	China Biologic Products Holdings, Inc.	64,589

	REAL ESTATE - 3.3%
116,700	Ayala Land, Inc.	99,931
24,100	Global Logistic Properties Ltd.	58,631
28,000	Longfor Properties Co Ltd.	70,613
36,234	LSR Group PJSC - ADR	106,528
		335,703
	RETAIL - 3.6%
40,000	ANTA Sports Products Ltd.	168,211
2,590	CCC SA	195,900
		364,111
	SEMICONDUCTORS - 9.2%
209	Samsung Electronics Co Ltd.	467,871
1,995	SK Hynix, Inc.	144,397
44,000	Taiwan Semiconductor Manufacturing Co Ltd.	314,141
		926,409
	SOFTWARE - 1.5%
4,800	Momo, Inc. * - ADR	150,432

	TELECOMMUNICATIONS - 2.8%
5,400	SK Telecom Co Ltd.	132,786
35,000	Veon Ltd.	146,300
		279,086
	TEXTILES - 1.0%
166,000	Texwinca Holdings Ltd.	99,665

	WATER - 1.0%
10,000	Cia de Saneamento Basico do Estado de Sao Paulo	104,889

	TOTAL COMMON STOCK (Cost - $7,462,278)	9,290,622

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 3.6%
	EQUITY FUNDS - 3.6%
27,900	Global X MSCI Greece ETF	$263,934
2,900	iShares MSCI India ETF	95,265
	TOTAL EXCHANGE TRADED FUND (Cost - $372,289)	359,199

	SHORT-TERM INVESTMENTS - 3.3%
328,272	Fidelity Treasury Obligations Fund, Institutional Class, 0.83% **	328,272
	TOTAL SHORT-TERM INVESTMENTS (Cost - $328,272)	328,272

	TOTAL INVESTMENTS - 99.1% (Cost - $8,162,839) (a)	$9,978,093
	OTHER ASSETS LESS LIABILITIES - 0.9%	94,352
	NET ASSETS - 100.0%	$10,072,445

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

PLC - Public Liability Company.

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,170,189 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,944,046
Unrealized depreciation:	(136,142)
Net unrealized appreciation:	$1,807,904

As of September 30, 2017, the Fund’s Long-Term Holdings were divided among countries as follows:

Country	Percentage
China	23.0%
South Korea	12.1%
India	9.0%
Brazil	7.1%
Russia	5.8%
Argentina	5.0%
Taiwan	4.5%
United States	4.4%
South Africa	3.7%
Poland	3.2%
Mexico	2.5%
Austria	2.5%
Turkey	1.9%
Hong Kong	1.8%
Egypt	1.7%
Netherlands	1.5%
Jersey	1.4%
Hungary	1.0%
Philippines	1.0%
Canada	0.9%
Colombia	0.8%
Great Britain	0.6%
Singapore	0.6%
Total Long-Term Holdings:	96.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2017.

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 96.7%
	CHEMICALS - 2.9%
1,700	Chemours Co.	$86,037

	COAL - 2.3%
4,000	Consol Energy, Inc.	67,760

	COMMERCIAL SERVICES - 2.6%
1,800	Weight Watchers International, Inc. *	78,390

	COMPUTERS - 1.9%
2,500	Stratasys Ltd. *	57,800

	DISTRIBUTION/WHOLESALE - 2.8%
2,850	H&E Equipment Services, Inc.	83,220

	ELECTRONICS - 4.9%
1,000	Applied Optoelectronics, Inc. *	64,670
3,900	KEMET Corp. *	82,407
		147,077
	ENERGY - 2.3%
1,500	First Solar, Inc.	68,820

	ENTERTAINMENT - 2.7%
1,750	Scientific Games Corp.	80,238

	ENVIRONMENTAL CONTROL - 2.3%
8,900	Hudson Technologies, Inc.	69,509

	HEALTHCARE-PRODUCTS - 5.2%
3,600	OraSure Technologies, Inc. + *	81,000
6,000	Starr Surgical Company	74,700
		155,700
	HEALTHCARE-SERVICES - 3.7%
3,100	Surgery Partners, Inc. *	32,085
4,700	Tenet Healthcare Corp.	77,221
		109,306
	HOME BUILDING - 2.9%
1,900	Winnebago Industries, Inc.	85,025

	INTERNET - 5.4%
4,600	FireEye, Inc. *	77,142
15,900	Groupon, Inc.	82,680
		159,822
	LEISURE TIME - 2.2%
5,200	Liberty TripAdvisor Holdings, Inc.	64,220

	MACHINERY-DIVERSIFIED - 5.6%
2,200	Columbus McKinnon Corp.	83,314
9,100	Manitowoc Co.	81,900
		165,214
	METAL FABRICATE / HARDWARE - 5.0%
1,400	Circor International, Inc.	76,202
4,400	TimkenSteel Corp.	72,600
		148,802
	MINING - 6.4%
5,000	Ferroglobe PLC	65,800
4,800	Freeport-McMoRan, Inc.	67,392
1,800	US Silica Holdings, Inc.	55,926
		189,118
	MISCELLANEOUS - 2.7%
3,900	Harsco Corp.	81,510

	OIL & GAS - 4.3%
5,000	Marathon Oil Corp.	67,800
3,000	Unit Corp. *	61,740
		129,540

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 96.7% (continued)
	OIL & GAS SERVICES - 2.5%
7,500	Newpark Resources, Inc.	$75,000

	PHARMACEUTICALS - 6.9%
4,300	Corcept Therapeutics, Inc. *	82,990
1,150	Portola Pharmaceuticals, Inc.	62,134
1,500	Sucampo Pharmaceuticals, Inc. *	60,000
		205,124
	RETAIL - 14.4%
7,800	Arcos Dorados Holdings, Inc.	78,390
8,650	Barnes & Noble, Inc.	65,740
7,200	Boot Barn Holdings, Inc.	64,080
3,100	Conn’s, Inc.	87,265
1,750	Lumber Liquidators Holdings, Inc.	68,215
4,400	Tailored Brands, Inc.	63,536
		427,226
	TRANSPORTATION - 4.8%
2,500	ArcBest Corp.	83,625
3,300	Teekay LNG Partners LP	58,740
		142,365

	TOTAL COMMON STOCK (Cost - $2,543,825)	2,876,823

	SHORT-TERM INVESTMENTS - 3.8%
111,382	Fidelity Treasury Obligations Fund, Institutional Class, 0.83% **	111,382
	TOTAL SHORT-TERM INVESTMENTS (Cost - $111,382)	111,382

	TOTAL INVESTMENTS - 100.5% (Cost - $2,655,207 (a)	$2,988,205
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(14,073)
	NET ASSETS - 100.0%	$2,974,132

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, is $2,746,548 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$423,360
Unrealized depreciation:	(181,703)
Net unrealized appreciation:	$241,657

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 98.8%
	ADVERTISING - 1.2%
2,500	Omnicom Group, Inc.	$185,175

	AEROSPACE/DEFENSE - 3.5%
1,300	General Dynamics Corp.	267,254
1,000	Northrop Grumman Corp.	287,720
		554,974
	AIRLINES - 2.0%
2,500	Hawaiian Holdings, Inc. *	93,875
11,700	JetBlue Airways Corp.	216,801
		310,676
	AUTO PARTS & EQUIPMENT - 7.5%
2,600	Cooper-Standard Holdings, Inc.	301,522
11,800	Dana, Inc.	329,928
2,800	Delphi Automotive PLC	275,520
1,600	Lear Corp.	276,928
		1,183,898
	BANKS -1.8%
4,750	East West Bancorp, Inc.	283,955

	BIOTECHNOLOGY - 1.7%
1,450	Amgen, Inc.	270,352

	BUILDING MATERIALS - 1.8%
10,400	Louisiana-Pacific Corp.	281,632

	CHEMICALS - 8.8%
5,000	Cabot Corp.	279,000
9,800	Huntsman Corp.	268,716
2,900	LyondellBassell Industries NV	287,245
2,000	Prazair, Inc.	279,480
3,300	Terra Nitrogen Co LP	269,775
		1,384,216
	COMMERCIAL SERVICES - 5.2%
14,400	EVERTEC, Inc.	228,240
2,600	ManpowerGroup, Inc.	306,332
1,800	S&P Global, Inc.	281,358
		815,930
	COMPUTERS -1.7%
1,750	Apple, Inc.	269,710

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
1,400	Diamond Hill Investment Group, Inc.	297,290
5,300	Eaton Vance Corp.	261,661
6,000	Lazard Ltd.	271,320
8,500	Synchrony Financial	263,925
		1,094,196
	ELECTRONICS - 1.6%
1,800	Honeywell International, Inc.	255,132

	ENGINEERING - 1.6%
3,800	Argan, Inc.	255,550

	FOOD - 2.1%
2,000	Sanderson Farms, Inc.	323,040

	FOOD SERVICES - 1.8%
6,900	Aramark	280,209

	HEALTHCARE-SERVICES - 5.0%
4,000	DaVita, Inc. *	237,560
5,800	HealthSouth Corp.	268,830
6,800	Tivity Health, Inc.	277,440
		783,830
	HOME BUILDING - 1.9%
105	NVR, Inc. *	299,775

	HOUSEHOLD PRODUCTS/WARES - 1.5%
3,900	Toro Co.	242,034

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	INSURANCE - 1.9%
5,450	Athene Holding Ltd. *	$293,428

	LODGING - 1.6%
2,400	Wyndham Worldwide Corp	252,984

	Machinery- Diversified -3.3%
4,900	BWX Technologies Inc	274,498
2,000	Deere & Co	251,180
		525,678
	MEDIA - 1.5%
7,300	Sinclair Broadcast Group, Inc.	233,965

	MISCELLANEOUS MANUFACTURE - 6.5%
1,300	3M Co	272,870
5,900	Donaldson Co Inc	271,046
1,500	Illinois Tool Works Inc	221,940
3,900	Trinseo SA	261,690
		1,027,546
	OFFICE FURNISHINGS - 2.2%
17,100	Kimball International, Inc.	338,067

	PHARMACEUTICALS - 3.4%
3,100	AbbVie, Inc.	275,466
4,100	Express Scripts Holding Co	259,612
		535,078
	REAL ESTATE OPERATIONS/DEVELOPMENT - 1.8%
5,500	RMR Group, Inc.	282,425

	RETAIL - 5.0%
4,000	Arcos Dorados Holdings, Inc.	258,280
3,100	Ross Stores, Inc.	242,234
28,500	Wal-Mart Stores, Inc.	286,425
		786,939
	SEMICONDUCTORS - 9.7%
5,000	Applied Materials, Inc.	260,450
4,000	Cirrus Logic, Inc.	213,280
7,100	Intel Corp.	270,368
1,300	Lam Research Corp.	240,552
2,500	Skyworks Solutions, Inc.	254,750
3,200	Texas Instruments, Inc.	286,848
		1,526,248
	SOFTWARE - 2.4%
1,750	Ebix, Inc.	114,188
2,600	Jack Henry & Associates, Inc.	267,254
		381,442
	TRANSPORTATION - 1.8%
2,500	Union Pacific Corp.	289,925

	TOTAL COMMON STOCK (Cost $14,376,935)	15,548,009

	SHORT-TERM INVESTMENTS - 1.1%
178,486	Federated Treasury Obligations Fund, Institutional Class, 0.83% **	178,486
	TOTAL SHORT-TERM INVESTMENTS (Cost $178,486)	178,486

	TOTAL INVESTMENTS (Cost $14,555,421) - 99.9% (a)	$15,726,495
	OTHER ASSETS LESS LIABILITIES - 0.1%	12,446
	NET ASSETS - 100.0%	$15,738,941

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,555,421 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,352,242
Unrealized depreciation:	(181,168)
Net unrealized appreciation:	$1,171,074

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 86.2%
	BANKS - 6.2%
16,100	Bank of America Corp.	$407,974
3,200	JPMorgan Chase & Co.	305,632
6,660	Wells Fargo & Co.	367,299
		1,080,905
	COMMERCIAL SERVICES - 1.5%
14,000	Western Union Co.	268,800

	COMPUTERS - 1.2%
4,800	NetApp, Inc.	210,048

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
31,745	Ares Capital Corp.	520,301
18,700	Arlington Asset Investment Corp.	238,051
37,900	Five Oaks Investment Corp.	169,034
		927,386
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
14,150	AMC Entertainment Holdings, Inc.	206,284

	FOOD - 2.6%
2,800	JM Smucker Co.	293,804
2,600	Kellogg Co.	162,162
		455,966
	IRON/STEEL - 2.9%
9,000	Nucor Corp.	504,360

	LEISURE TIME - 2.6%
19,900	Vista Outdoor, Inc.	456,506

	MEDIA - 1.0%
1,700	Walt Disney Co.	167,569

	MISCELLANEOUS MANUFACTURING - 5.4%
28,100	General Electric Co.	679,458
3,000	Ingersoll-Rand PLC	267,510
		946,968
	OIL & GAS - 13.4%
3,515	Anadarko Petroleum Corp.	171,708
24,800	BP PLC	953,064
4,300	Chevron Corp.	505,250
4,258	Exxon Mobil Corp.	349,071
6,370	Royal Dutch Shell PLC	385,895
		2,364,987
	PHARMACEUTICALS - 3.8%
5,300	AstraZeneca PLC	179,564
3,700	GlaxoSmithKline PLC	150,220
5,195	Merck & Co, Inc.	332,636
		662,420
	REITS - 16.2%
60,400	CBL & Associates Properties Inc	506,756
38,200	CYS Investments Inc	330,048
18,080	Global Medical REIT Inc	162,358
26,890	Independence Realty Trust Inc	273,471
55,500	New Senior Investment Group Inc	507,825
5,000	Senior Housing Properties Trust	97,750
19,974	Uniti Group Inc	292,819
51,510	Whitestone REIT	672,206
		2,843,233

RATIONAL DIVIDEND CAPTURE VA FUND (Formerly CATALYST DIVIDEND CAPTURE VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 86.2% (Continued)
	RETAIL - 13.8%
5,600	CVS Health Corp	$455,392
700	Home Depot Inc/The	114,492
9,700	Kohl’s Corp	442,805
2,300	Lowe’s Cos Inc	183,862
20,300	Macy’s Inc	442,946
6,900	Target Corp	407,169
4,900	Wal-Mart Stores Inc	382,886
		2,429,552
	SEMICONDUCTORS - 5.1%
12,600	Cypress Semiconductor Corp.	189,252
14,200	Intel Corp.	540,736
3,220	Qualcomm, Inc.	166,925
		896,913
	TELECOMMUNICATIONS - 4.1%
10,350	AT&T, Inc.	405,410
7,800	Ciena Corp.	147,420
7,975	CenturyLink, Inc.	175,211
		728,040

	TOTAL COMMON STOCK (Cost $15,044,487)	15,149,937

	PREFERRED STOCK - 4.0%
15,000	Geogia Power Co.	376,650
7,400	Global Medical Reit, Inc.	185,592
5,700	Triplepoint Venture Growth BDC Corp.	144,096
	TOTAL PREFERERD STOCK (COST - $702,500)	706,338

	SHORT-TERM INVESTMENTS - 5.8%
1,011,690	Federated Treasury Obligations Fund, Institutional Class, 0.83% **	1,011,690
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,011,690)	1,011,690

	TOTAL INVESTMENTS (Cost $16,758,677) - 4.0%	$16,867,965
	OTHER ASSETS LESS LIABILITIES - 4.0%	716,047
	NET ASSETS - 100.0%	$17,584,012

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,766,320 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$785,957
Unrealized depreciation:	(684,312)
Net unrealized appreciation:	$101,645

		Underlying Face		Unrealized
Short Contract		Amount at Value ($)	Maturity	Loss
	OPEN SHORT FUTURES CONTRACT - 0.3%
(81)	E-Mini S&P 500 Futures	10,189,800	Dec-17	(87,075)
	Total Unrealized Gain from Open Futures Contract			(87,075)

RATIONAL INSIDER BUYING VA FUND (Fomerly CATALYST INSIDER BUYING VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	COMMON STOCK - 99.4%
	AGRICULTURE - 4.2%
11,500	Altria Group, Inc.	$729,330
6,500	Philip Morris International, Inc.	721,565
		1,450,895
	AIRLINES - 2.3%
14,000	Southwest Airlines Co.	783,720

	BANKS - 12.9%
33,000	Bank of America Corp.	836,220
23,300	Citizens Financial Group, Inc.	882,371
9,600	JPMorgan Chase & Co.	916,896
6,800	PNC Financial Services Group, Inc.	916,436
14,950	SunTrust Banks, Inc.	893,562
		4,445,485
	BEVERAGES - 2.5%
4,400	Constellation Brands, Inc.	877,580

	CHEMICALS - 4.8%
6,500	Monsanto Co.	778,830
2,400	Sherwin-Williams Co.	859,296
		1,638,126
	COMMERICIAL SERVICES - 4.3%
5,500	Equifax, Inc.	582,945
5,700	S&P Global, Inc.	890,967
		1,473,912
	FOOD - 4.3%
16,800	Mondelez International, Inc.	683,088
14,500	Sysco Corp.	782,275
		1,465,363
	HAND/MACHINE TOOLS - 2.5%
5,700	Stanley Black & Decker, Inc.	860,529

	HEALTHCARE-PRODUCTS - 9.1%
4,000	Cooper Cos., Inc.	948,440
6,500	Edwards Lifesciences Corp. *	710,515
4,600	IDEXX Laboratories, Inc. *	715,254
5,400	Stryker Corp.	766,908
		3,141,117
	HEALTHCARE-SERVICES - 4.9%
9,600	Centene Corp. *	928,992
9,400	HCA Holdings, Inc. *	748,146
		1,677,138
	HOME FURNISHINGS - 2.4%
4,400	Whirlpool Corp.	811,536

	HOUSEWARES - 2.0%
16,000	Newell Brands, Inc.	682,720

	INSURANCE - 6.3%
9,800	Aflac, Inc.	797,622
16,500	CNA Financial Corp.	829,125
7,000	Torchmark Corp.	560,630
		2,187,377
	INTERNET - 5.0%
20,000	eBay, Inc. *	769,200
5,250	Netflix, Inc. *	952,088
		1,721,288
	LODGING - 2.3%
24,000	MGM Resorts International	782,160

	OIL & GAS - 2.4%
15,000	Marathon Petroleum Corp.	841,200

RATIONAL INSIDER BUYING VA FUND (Fomerly CATALYST INSIDER BUYING VA FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 99.4% (Continued)
	PIPELINES - 1.9%
25,800	Enterprise Products Partners LP	$672,606

	REITS - 4.3%
66,000	Annaly Capital Management, Inc.	804,540
3,100	Public Storage	663,369
		1,467,909
	RETAIL - 10.9%
10,600	Darden Restaurants, Inc.	835,068
5,425	Home Depot, Inc.	887,313
6,100	McDonald’s Corp.	955,748
2,550	O’Reilly Automotive, Inc. *	549,194
2,300	Ulta Beauty, Inc. *	519,938
		3,747,261
	SEMICONDUCTORS - 5.0%
9,500	Analog Devices, Inc.	818,615
50,000	ON Semiconductor Corp. *	923,500
		1,742,115
	SOFTWARE - 2.5%
6,800	Fiserv, Inc. *	876,928

	TEXTILES - 2.5%
3,500	Mohawk Industries, Inc. *	866,285

	TOTAL COMMON STOCK (Cost - $30,282,301)	34,213,249

	SHORT-TERM INVESTMENTS - 0.8%
258,057	Federated Treasury Obligations Fund, Institutional Class, 0.83% **	258,057
	TOTAL SHORT-TERM INVESTMENTS (Cost - $258,057)	258,057

	TOTAL INVESTMENTS - 100.2% (Cost - $30,540,358) (a)	$34,471,306
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(62,883)
	NET ASSETS - 100.0%	$34,408,423

LP - Limited Partnership.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2017; it is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,540,358 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,647,648
Unrealized depreciation:	(716,700)
Net unrealized appreciation:	$3,930,948

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	MUTUAL FUNDS - 70.9%
	ASSET ALLOCATION FUNDS - 14.2%
264,306	Rational Risk Managed Emerging Markets Fund, Institutional Class +	$1,937,359

	DEBT FUNDS - 28.4%
88,592	AlphaCentric Income Opportunities Fund, Institutional Class +	1,087,906
64,933	Catalyst Insider Income Fund, Institutional Class +	605,171
64,961	Catalyst/Princeton Floating Rate Income Fund, Institutional Class +	609,982
161,566	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	1,565,582
		3,868,641
	EQUITY FUND - 28.3%
46,868	Catalyst Dynamic Alpha Fund, Institutional Class +	980,005
148,423	Catalyst MLP & Infrastructure Fund, Institutional Class +	903,885
241,530	Rational Defensive Growth Fund, Institutional Class +	978,195
123,082	Rational Dividend Capture Fund, Institutional Class +	1,009,275
		3,871,360

	TOTAL MUTUAL FUNDS (Cost - $9,223,286)	9,677,360

	EXCHANGE TRADED FUNDS - 27.3%
	EQUITY FUND - 27.3%
51,683	Ecological Strategy ETF +	2,157,440
39,569	US Market Rotation Strategy ETF +	1,552,292
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,565,226)	3,709,732

	SHORT-TERM INVESTMENTS - 1.7%
228,090	Fidelity Treasury Obligations Fund, Institutional Class, 0.83% **	228,090
	TOTAL SHORT-TERM INVESTMENTS (Cost - $228,090)	228,090

	TOTAL INVESTMENTS - 100.1% (Cost - $12,016,602) (a)	$13,615,182
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(13,203)
	NET ASSETS - 100.0%	$13,601,979

ETF - Exchange Traded Fund.

+	Investment in affiliate.

*	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for tax purposes is $12,540,793 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,906,264
Unrealized depreciation:	(831,875)
Net unrealized appreciation:	$1,074,389

RATIONAL DYNAMIC MOMENTUM FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 80.3%
21,774,043	Fidelity Institutional Government Portfolio , Institutional Class, 0.85% * + (Cost - $21,774,043)	$21,774,043

	TOTAL INVESTMENTS - 80.3% (Cost - $21,774,043) (a)	$21,774,043
	OTHER ASSETS LESS LIABILITIES - 19.7%	5,331,232
	NET ASSETS - 100.0%	$27,105,275

*	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RDMF Fund Limited CFC.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $21,774,043 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - (0.9)%
51	3M Co.	1,073,295	December-2017	$43,397
142	Abbott Laboratories	759,700	December-2017	35,152
6	Alphabet, Inc.	585,768	December-2017	18,453
6	Amazon.Com, Inc.	578,328	December-2017	(1,647)
62	Apple, Inc.	958,086	December-2017	(48,859)
37	AUDUSD Currency Future	2,899,320	December-2017	(85,365)
183	Bank Of America Corp.	465,003	December-2017	34,693
2	Biogen IDEC Inc DV	62,788	December-2017	(3,018)
43	BP Currency Future	3,611,731	December-2017	(875)
58	Brazil Real Future	1,824,970	November-2017	(11,020)
70	Bristol-Myer DIV	447,370	December-2017	17,448
36	Chevron Corp Div	424,116	December-2017	18,999
6	CHF Currency Futre	778,350	December-2017	(20,250)
141	Cisco Systems, Inc.	475,452	December-2017	25,874
88	Citigroup, Inc.	641,784	December-2017	48,700
175	Coca-Cola Co.	789,775	December-2017	(14,893)
118	Comcast Corp.	455,244	December-2017	(25,396)
16	Conocophillips	80,288	December-2017	8,571
30	Copper Future +	2,216,250	December-2017	(79,125)
46	C$ Currency Future	3,691,730	December-2017	(97,520)
24	Euro FX Currency Future	3,559,350	December-2017	(54,600)
32	Fedex Corp.	723,744	December-2017	36,360
4	Gasoline RBOB Future +	267,288	November-2017	(3,478)
49	Gilead Sciences	398,027	December-2017	(9,344)
8	Gold 100 OZ Future +	1,027,840	December-2017	(53,160)
62	Home Depot, Inc.	1,016,738	December-2017	63,749
129	Intel Corp.	492,522	December-2017	30,508
89	JPMorgan Chase & Co.	852,264	December-2017	54,173
22	Live Cattle Future +	1,014,200	December-2017	17,760
16	LME Aluminum Forward +	835,600	November-2017	13,689
4	LME Nickel Forward +	251,004	November-2017	(24,996)
4	LME Zinc Forward +	316,825	November-2017	7,376
87	Mcdonalds Corp.	1,366,683	December 2017	(17,755)
93	Mexican Peso Future	2,522,625	December 2017	(73,005)
83	Microsoft Corp.	619,927	December 2017	5,021
31	New Zealand $ Future	2,235,720	December 2017	(14,105)
24	Nike Inc	124,776	December-2017	(2,521)
6	NY Harb ULSD Future +	456,120	November-2017	1,987
148	Oracle Corp.	717,504	December-2017	(42,405)
16	Palladium Future +	1,498,960	December-2017	6,080
69	PepsiCo, Inc.	770,868	December-2017	(33,426)
175	Pfizer Inc Div	626,325	December-2017	7,083
4	Priceline Group, Inc.	734,256	December-2017	(4,725)
78	Procter & Gamble Co.	711,516	December-2017	(15,573)
52	Russian Ruble Future	2,229,500	December-2017	(4,550)
33	Southern Co.	162,591	December-2017	(991)
89	Wal-Mart Stores, Inc.	697,226	December-2017	(19,193)
	Net Unrealized Gain (Loss) From Open Long Futures Contracts			$(266,721)

RATIONAL DYNAMIC MOMENTUM FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Long / (Short)		Underlying Face		Unrealized
Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (0.3)%
(74)	Altria Group, Inc.	(470,566)	December-20017	$(18,498)
(67)	AT&T, Inc.	(263,109)	November-2017	(24,278)
(69)	Bank Accept Future	(13,543,178)	March-2018	54,316
(57)	Cocoa Future +	(1,164,510)	December-20017	(11,580)
(24)	Coffee ‘C’ Future +	(1,152,450)	December-20017	138,600
(43)	Corn Future +	(763,788)	December-20017	(9,100)
(51)	Mill Wheat Euro +	(500,425)	December-20017	(7,748)
(5)	Platinum Future +	(228,875)	January-2018	4,800
(6)	Silver Future +	(500,280)	December-20017	14,460
(24)	Sugar #11 (World) +	(379,008)	March-2018	18,010
(99)	USD/CNH PH Future	(9,941,927)	December-20017	(171,834)
(34)	USD/SEK Future	(3,379,964)	December-20017	(64,665)
(76)	Verizon Communications, Inc.	(377,112)	December-20017	(16,510)
	Net Unrealized Gain (Loss) From Open Short Futures Contracts			$(94,028)

	Total Unrealized Loss from Open Futures Contracts			$(360,749)

+	All or a portion of this investment is a holding of the RDMF Fund, Ltd.

RATIONAL DYNAMIC MOMENTUM FUND VA
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 11.5%
572,911	Fidelity Institutional Government Portfolio , Institutional Class, 0.85% ** + (Cost - $572,911)	$572,911

	TOTAL INVESTMENTS - 11.5% (Cost - $572,911) (a)	$572,911
	OTHER ASSETS LESS LIABILITIES -88.5%	4,398,798
	NET ASSETS - 100.0%	$4,971,709

**	Rate shown represents the rate at September 30, 2017, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RDMF Fund Limited CFC.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $572,911 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - (0.8)%
9	3M Co.	189,405	December-2017	$7,658
26	Abbott Laboratories	139,100	December-2017	6,436
1	Alphabet, Inc.	97,628	December-2017	3,075
1	Amazon.Com, Inc.	96,388	December-2017	(275)
11	Apple, Inc.	169,983	December-2017	(8,319)
7	AUDUSD Currency Future	548,520	December-2017	(16,060)
34	Bank Of America Corp.	86,394	December-2017	6,446
8	BP Currency Future	671,950	December-2017	481
11	Brazil Real Future	346,115	November-2017	(2,090)
13	Bristol-Myer DIV	83,083	December-2017	3,155
9	C$ Currency Future	722,295	December-2017	(19,080)
7	Chevron Corp Div	82,467	December-2017	3,157
1	CHF Currency Futre	129,725	December-2017	(3,375)
26	Cisco Systems, Inc.	87,672	December-2017	4,771
16	Citigroup, Inc.	116,688	December-2017	8,855
32	Coca-Cola Co.	144,416	December-2017	(2,723)
22	Comcast Corp.	84,876	December-2017	(4,735)
3	Conocophillips	15,054	December-2017	1,607
6	Copper Future +	443,250	December-2017	(15,825)
4	Euro FX Currency Future	593,225	December-2017	(9,100)
6	Fedex Corp.	135,702	December-2017	6,818
1	Gasoline RBOB Future +	66,822	November-2017	(869)
9	Gilead Sciences	73,107	December-2017	(1,858)
1	Gold 100 OZ Future +	128,480	December-2017	(5,930)
12	Home Depot, Inc.	196,788	December-2017	12,339
24	Intel Corp.	91,632	December-2017	5,631
17	JPMorgan Chase & Co.	162,792	December-2017	10,348
4	Live Cattle Future +	184,400	December-2017	3,280
3	LME Aluminum Forward +	156,675	November-2017	900
1	LME Nickel Forward +	62,751	November-2017	(6,249)
1	LME Zinc Forward +	79,206	November-2017	1,694
16	McDonalds Corp.	251,344	September 2017	(3,265)
17	Mexican Peso Future	461,125	September 2017	(13,345)
15	Microsoft Corp.	112,035	September 2017	903
6	New Zealand $ Future	432,720	September 2017	(2,730)
5	Nike Inc	25,995	December-2017	(525)
1	NY Harb ULSD Future +	76,020	November-2017	1,247
27	Oracle Corp.	130,896	December-2017	(7,751)
3	Palladium Future +	281,055	December-2017	1,140
13	PepsiCo, Inc.	145,236	December-2017	(6,298)
32	Pfizer Inc Div	114,528	December-2017	1,262
1	Priceline Group, Inc.	183,564	December-2017	(928)
14	Procter & Gamble Co.	127,708	December-2017	(2,795)
10	Russian Ruble Future	428,750	December-2017	(875)
6	Southern Co.	29,562	December-2017	(180)
16	Wal-Mart Stores, Inc.	125,344	December-2017	(3,450)
	Net Unrealized Gain (Loss) From Open Long Futures Contracts			$(47,428)

RATIONAL DYNAMIC MOMENTUM FUND VA
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Short		Underlying Face		Unrealized
Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (1.1)%
(14)	Altria Group, Inc.	(89,026)	December-20017	$(3,500)
(12)	AT&T, Inc.	(47,124)	November-2017	(4,358)
(13)	Bank Accept Future	(2,551,613)	March-2018	7,045
(11)	Cocoa Future +	(224,730)	December-20017	(17,930)
(4)	Coffee ‘C’ Future +	(192,075)	December-20017	1,950
(8)	Corn Future +	(142,100)	December-20017	(1,713)
(9)	Mill Wheat Euro +	(88,310)	December-20017	(3,454)
(1)	Platinum Future +	(45,775)	January-2018	960
(1)	Silver Future +	(83,380)	December-20017	2,410
(5)	Sugar #11 (World) +	(78,960)	March-2018	3,752
(18)	USD/CNH PH Future	(1,807,623)	December-20017	(31,243)
(6)	USD/SEK Future	(596,464)	December-20017	(11,412)
(14)	Verizon Communications, Inc.	(69,468)	December-20017	(3,041)
	Net Unrealized Gain (Loss) From Open Short Futures Contracts			$(60,532)

	Total Unrealized Loss from Open Futures Contracts			$(107,960)

+	All or a portion of this investment is a holding of the RDMF Fund, Ltd.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares		Value

	COMMON STOCK - 90.1%
	AEROSPACE/DEFENSE - 1.0%
1,900	United Technologies Corp.	$ 220,552

	AIRLINES - 1.0%
3,800	Southwest Airlines Co.	212,724

	APPAREL - 3.6%
12,500	Hanesbrands, Inc. +	308,000
900	NIKE, Inc. +	466,650
		774,650
	AUTO MANUFACTURERS - 1.5%
8,000	General Motors Co. +	323,040

	BANKS - 10.0%
19,100	Bank of America Corp. +	483,994
1,100	Goldman Sachs Group, Inc.+	260,909
5,600	JPMorgan Chase & Co. +	534,856
2,400	Morgan Stanley	115,608
8,500	US Bancorp +	455,515
5,700	Wells Fargo & Co. +	314,355
		2,165,237
	BIOTECHNOLOGY - 1.6%
1,200	Celgene Corp. * +	174,984
2,100	Gilead Sciences, Inc.	170,142
		345,126
	BUILDING MATERIALS - 0.9%
5,600	Masco Corp.	218,456

	COMPUTERS - 6.3%
2,900	Apple, Inc. +	446,948
4,800	International Business Machines Corp. +	696,384
2,400	Western Digitial Corp.	207,360
		1,350,692
	COSMETICS/PERSONAL CARE - 1.8%
5,300	Colgate-Palmolive Co. +	386,105

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
1,900	Discover Financial Services	122,512

	ELECTRIC - 4.7%
3,000	Dominion Resources, Inc. +	230,790
8,700	Exelon Corp. +	327,729
9,200	Southern Co. +	452,088
		1,010,607
	ENGINEERING & CONSTRUCTION - 0.4%
1,600	Jacobs Engineering Group, Inc. +	93,232

	FOOD - 0.5%
900	Hershey Co.	98,253

	FOREST PRODUCTS - 0.5%
1,900	International Paper Co.	107,958

	HEALTHCARE-PRODUCTS - 0.8%
1,100	Danaher Corp. +	94,358
1,100	Medtronic PLC +	85,547
		179,905
	HEALTHCARE-SERVICES - 1.8%
1,400	Aetna, Inc.	222,614
2,200	HCA Healthcare, Inc. * +	175,098
		397,712
	HOUSEHOLD PRODUCTS/WARES - 1.2%
2,200	Kimberly-Clark Corp. +	258,896

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 90.1% (Continued)
	INSURANCE - 1.3%
3,000	American International Group, Inc. +	$ 184,170.00
400	Everest Re Group LTD	91,356
		275,526
	INTERNET - 7.0%
600	Alphabet, Inc. * +	584,232
300	Amazon.com, Inc. * +	288,405
700	Expedia, Inc.	100,758
2,600	Facebook, Inc. - Cl. A * +	444,262
5,600	Snap, Inc. *	81,424
		1,499,081
	IRON/STEEL - 0.7%
2,600	Nucor Corp.	145,704

	MEDIA - 2.7%
3,800	CBS Corp	220,400
6,400	Comcast Corp.	246,272
1,200	Walt Disney Co. +	118,284
		584,956
	MISCELLANEOUS MANUFACTURING - 2.9%
1,000	3M Co	209,900
2,600	Eaton Corp. PLC +	199,654
1,400	Illinois Tool Works, Inc.	207,144
		616,698
	OIL & GAS - 7.4%
3,000	Chevron Corp. +	352,500
7,300	Exxon Mobil Corp. +	598,454
3,600	Marathon Petroleum Corp. +	201,888
7,100	Occidental Petroleum Corp. +	455,891
		1,608,733
	PHARMACEUTICALS - 8.3%
2,000	Allergan PLC +	409,900
3,600	Eli Lilly & Co. +	307,944
3,200	Johnson & Johnson	416,032
1,600	McKesson Corp.	245,776
6,400	Merck & Co, Inc. +	409,792
		1,789,444
	REITS - 1.0%
3,000	Welltower, Inc.	210,840

	RETAIL - 7.9%
1,600	Costco Wholesale Corp. +	262,864
2,400	Genuine Parts Co.	229,560
1,700	PVH Corp. +	214,302
4,900	Starbucks Corp.	263,179
6,900	Walgreens Boots Alliance, Inc. +	532,818
2,600	Wal-Mart Stores, Inc. +	203,164
		1,705,887
	SEMICONDUCTORS - 6.2%
2,900	Analog Devices, Inc.	249,893
2,300	Applied Materials, Inc.	119,807
19,700	Intel Corp. +	750,176
4,400	Maxim Integrated Products, Inc.	209,924
		1,329,800
	SOFTWARE - 1.0%
3,400	Paychex, Inc.	203,864

	TELECOMMUNICATIONS - 4.0%
14,400	Cisco Systems, Inc. +	484,272
1,700	T-Mobile US, Inc.	104,822
5,600	Verizon Communications, Inc. +	277,144
		866,238
	TOYS/GAMES - 1.0%
2,200	Hasbro, Inc.	214,874

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares				Value
	COMMON STOCK - 90.1% (Continued)
	TRANSPORTATION - 0.5%
900	Union Pacific Corp. +			$ 104,373

	TOTAL COMMON STOCKS (Cost - $19,268,993)			19,421,675

	EXCHANGE TRADED FUNDS -1.4%
9,600	Proshares Short S&P500 (Cost - $312,233)			308,832

	SHORT TERM INVESTMENT - 9.4%
2,025,061	Federated Government Obligations Fund - Institutional Class, 0.85% ** (Cost - $2,025,061)			2,025,061

	TOTAL INVESTMENTS - 100.9% (Cost - $21,606,287) (a)			$ 21,755,568
	LIABILITIES LESS OTHER ASSETS - (0.9) %			(202,687)
	NET ASSETS - 100.0%			$ 21,552,881

Contracts ^		CounterParty	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN * - (2.1) %
5	3M Co MMM US	Credit Suisse	10/20/17- $212.50	$ 575
5	3M Co MMM US	Credit Suisse	10/27/17-$215.00	805
14	Aetna, Inc.	Credit Suisse	10/20/17-$155.00	7,056
12	Allergan PLC	Credit Suisse	11/17/17-$210.00	7,260
8	Allergan PLC	Credit Suisse	11/17/17- $235.00	760
3	Alphabet, Inc.	Credit Suisse	10/20/17- $950.00	780
3	Alphabet, Inc.	Credit Suisse	11/17/17- $950.00	13,560
1	Amazon.com, Inc.	Credit Suisse	11/17/7 - $980.00	2,790
2	Amazon.com, Inc.	Credit Suisse	12/15/17 - $980.00	7,290
30	American International Group, Inc.	Credit Suisse	1/19/18- $60.00	9,240
11	Analog Devices, Inc.	Credit Suisse	10/20/17 - $85.00	2,508
13	Analog Devices, Inc.	Credit Suisse	10/20/17 - $87.50	1,170
5	Analog Devices, Inc.	Credit Suisse	11/17/17 - $87.50	1,000
14	Apple, Inc.	Credit Suisse	10/20/17 - $155.00	3,108
15	Apple, Inc.	Credit Suisse	11/03/17 - $152.50	7,725
23	Applied Materials, Inc.	Credit Suisse	1/19/18 - $46.00	16,905
44	Bank of America Corp.	Credit Suisse	10/20/17-$24.00	6,468
106	Bank of America Corp.	Credit Suisse	11/17/17- $23.00	27,242
41	Bank of America Corp.	Credit Suisse	11/17/17- $25.00	4,387
24	CBS Corp CBS	Credit Suisse	1/19/18- $62.50	3,240
14	CBS Corp CBS	Credit Suisse	10/20/17- $59.50	1,008
6	Celgene Corp.	Credit Suisse	10/20/17- $145.00	1,860
6	Celgene Corp.	Credit Suisse	12/15/17- $145.00	4,050
15	Chevron Corp.	Credit Suisse	1/19/18- $120.00	3,510
15	Chevron Corp.	Credit Suisse	12/15/17- $115.00	6,390
41	Cisco Systems, Inc.	Credit Suisse	11/17/17- $32.00	7,298
103	Cisco Systems, Inc.	Credit Suisse	11/17/17-$34.00	6,283
53	Colgate-Palmolive Co.	Credit Suisse	11/17/17- $75.00	4,717
32	Comcast Corp.	Credit Suisse	10/20/17- $37.50	3,776
32	Comcast Corp.	Credit Suisse	11/17/17- $37.50	5,472
16	Costco Wholesale Corp.	Credit Suisse	1/19/18- $160.00	14,720
11	Danaher Corp.	Credit Suisse	12/15/17- $85.00	3,245
19	Discover Financial Services	Credit Suisse	10/20/17- $60.00	8,493
30	Dominion Resources, Inc.	Credit Suisse	1/19/18- $80.00	3,000
26	Eaton Corp PLC	Credit Suisse	1/19/18- $80.00	4,550
18	Eli Lilly & Co.	Credit Suisse	1/19/18- $80.00	12,375
18	Eli Lilly & Co.	Credit Suisse	1/19/18- $85.00	5,994
4	Everest RE Group Ltd.	Credit Suisse	10/27/17- $230.00	2,060
87	Exelon Corp.	Credit Suisse	11/17/17- $38.00	6,090
7	Expedia, Inc.	Credit Suisse	10/20/17- $142.00	3,290
73	Exxon Mobil Corp.	Credit Suisse	1/19/18- $80.00	24,747
13	Facebook, Inc.	Credit Suisse	1/19/18- $175.00	9,620
13	Facebook, Inc.	Credit Suisse	11/03/17- $167.50	9,646
40	General Motors Co.	Credit Suisse	1/19/18- $36.00	19,440
40	General Motors Co.	Credit Suisse	1/19/18- $39.00	10,200
24	Genuine Parts Co.	Credit Suisse	10/20/17- $95.00	5,280
21	Gilead Sciences, Inc.	Credit Suisse	10/20/17- $82.50	2,310
11	Goldman Sachs Group, Inc.	Credit Suisse	1/19/18- $225.00	20,625

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts ^		CounterParty	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN * - (2.1) % (Continued)
63	Hanesbrands, Inc.	Credit Suisse	1/19/18- $24.00	$ 12,285
62	Hanesbrands, Inc.	Credit Suisse	1/19/18- $25.00	8,060
11	Hasbro, Inc.	Credit Suisse	10/20/17- $95.00	3,916
11	Hasbro, Inc.	Credit Suisse	10/20/17- $98.50	1,623
11	HCA Healthcare, Inc.	Credit Suisse	1/19/18- $80.00	4,455
11	HCA Healthcare, Inc.	Credit Suisse	12/15/17- $80.00	3,520
9	Hershey Co.	Credit Suisse	10/20/17- $110.00	1,170
7	Illinois Tool Works, Inc.	Credit Suisse	01/19/18- $145.00	4,760
7	Illinois Tool Works, Inc.	Credit Suisse	12/15/17- $150.00	2,380
82	Intel Corp.	Credit Suisse	1/19/18- $38.00	12,136
115	Intel Corp.	Credit Suisse	12/15/17- $36.00	28,750
24	Intenational Business Machine	Credit Suisse	01/19/18- $145.00	12,576
15	Intenational Business Machine	Credit Suisse	10/20/17- $145.00	4,530
9	Intenational Business Machine	Credit Suisse	11/17-17- $145.00	3,186
19	International Paper Co.	Credit Suisse	10/20/17- $56.50	2,033
16	Jacobs Engineering Group, Inc.	Credit Suisse	1/19/18 - $52.50	10,720
13	Johnson & Johnson	Credit Suisse	1/19/18- $140.00	910
7	Johnson & Johnson	Credit Suisse	10/20/17- $132.00	700
12	Johnson & Johnson	Credit Suisse	12/15/17- $130.00	3,600
17	JPMorgan & Chase Co.	Credit Suisse	1/19/18- $90.00	11,900
19	JPMorgan & Chase Co.	Credit Suisse	1/19/18- $95.00	6,935
20	JPMorgan & Chase Co.	Credit Suisse	10/20/17- $92.50	6,600
22	Kimberly-Clark Corp.	Credit Suisse	1/19/18- $125.00	3,058
18	Marathon Petroleum Corp.	Credit Suisse	10/20/17- $54.50	3,834
18	Marathon Petroleum Corp.	Credit Suisse	11/17/17- $55.00	4,770
15	Masco Corp.	Credit Suisse	1/9/18- $38.00	3,495
15	Masco Corp.	Credit Suisse	10/20/17- $38.00	1,725
26	Masco Corp.	Credit Suisse	11/17/17- $38.00	4,680
29	Maxim Integrated Products, Inc.	Credit Suisse	10/20/17- $48.00	2,871
15	Maxim Integrated Products, Inc.	Credit Suisse	11/17/17- $50.00	1,275
8	McKesson Corp.	Credit Suisse	10/27/17- $152.50	4,000
8	McKesson Corp.	Credit Suisse	11/17/17- $155.00	3,992
11	Medtronic PLC	Credit Suisse	1/19/18- $80.00	2,024
32	Merck & Co.	Credit Suisse	1/19/18- $62.50	9,344
32	Merck & Co.	Credit Suisse	1/19/18- $67.50	2,432
24	Morgan Stanley	Credit Suisse	10/20/17- $48.50	2,160
45	Nike, Inc.	Credit Suisse	10/20/17- $52.50	9,720
45	Nike, Inc.	Credit Suisse	10/20/17- $53.00	1,890
45	Nike, Inc.	Credit Suisse	10/20/17- $55.00	315
12	Nucor Corp.	Credit Suisse	1/19/18- $65.50	912
14	Nucor Corp.	Credit Suisse	10/20/17- $56.00	1,750
48	Occidental Petroleum Corp.	Credit Suisse	01/19/18- $62.50	18,000
23	Occidental Petroleum Corp.	Credit Suisse	01/19/18- $54.00	5,589
34	Paychex, Inc.	Credit Suisse	01/19/18- $60.00	7,480
17	PVH Corp.	Credit Suisse	01/19/2018- $120.00	18,530
28	Snap, Inc.	Credit Suisse	01/19/18- $16.00	3,164
28	Snap, Inc.	Credit Suisse	10/20/17- $16.00	560
28	Snap, Inc.	Credit Suisse	11/17/17- $16.00	2,100
92	Southern Co.	Credit Suisse	11/17/17- $50.00	4,784
18	Southwest Airlines Co.	Credit Suisse	10/27/17- $56.00	3,258
20	Southwest Airlines Co.	Credit Suisse	12/15/17- $52.50	10,400
17	Starbucks Corp.	Credit Suisse	10/20/17- $55.00	425
32	Starbucks Corp.	Credit Suisse	11/17/17- $55.00	3,008
17	T-Moblie, Inc.	Credit Suisse	10/20/17- $62.50	1,819
9	Union Pacific Corp.	Credit Suisse	11/17/17- $115.00	3,555
9	United Technologies Corp.	Credit Suisse	01/19/18- $115.00	4,257
10	United Technologies Corp.	Credit Suisse	10/20/17- $116.00	1,520
42	US Bancorp	Credit Suisse	01/19/18- $50.00	18,102
43	US Bancorp	Credit Suisse	01/19/18- $55.00	5,246
28	Verizon Communications, Inc.	Credit Suisse	01/19/18- $49.00	4,788
28	Verizon Communications, Inc.	Credit Suisse	10/20/17- $49.00	2,408
29	Walgreens Boots Alliance	Credit Suisse	01/19/18- $85.00	2,291
40	Wal-Mart Stores, Inc.	Credit Suisse	10/27/17- $80.00	2,800
26	Walt Disney Co.	Credit Suisse	01/19/18- $82.50	3,276

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Contracts ^		CounterParty	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN * - (2.1) % (Continued)
12	Wells Fargo & Co.	Credit Suisse	11/17/17 - $100.00	$ 2,508
18	Wells Fargo & Co.	Credit Suisse	01/19/18 - $55.00	4,230
39	Wells Fargo & Co.	Credit Suisse	10/20/17 - $50.00	20,436
30	Welltower, Inc.	Credit Suisse	01/19/18- $72.50	3,900
24	Western Digital Corp.	Credit Suisse	10/20/17 - $87.00	5,280
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $550,512) (a)			$ 708,624

PLC - Public Limited Company
+ All or a portion of the security is held as collateral for call options.
* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is $20,703,745 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 84,616
			Unrealized depreciation:	(261,894)
			Net unrealized depreciation:	$ (177,278)

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2017 (Unaudited)

(1) Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$37,501,940	$—	$—	$37,501,940
Preferred Stocks	1,179,562	—	—	1,179,562
Total Investment Securities	$38,681,502	$—	$—	$38,681,502
Other Financial Instruments:
Short Futures Contracts	$(213,925)	$—	$—	$(213,925)
Total Investments	$38,467,577	$—	$—	$38,467,577
Risk Managed Emerging Markets Fund
Investment Securities:
Common Stocks	$9,290,622	$—	$—	$9,290,622
Exchange Traded Funds	359,199	$—	$—	359,199
Short-Term Investments	328,272	—	—	328,272
Total Investment Securities	$9,978,093	$—	$—	$9,978,093
Real Strategies Fund
Investment Securities:
Common Stocks	$2,876,823	$—	$—	$2,876,823
Short-Term Investments	111,382	—	—	111,382
Total Investment Securities	$2,988,205	$—	$—	$2,988,205
Defensive Growth Fund
Investment Securities:
Common Stocks	$15,548,009	$—	$—	$15,548,009
Short-Term Investments	178,486	—	—	178,486
Total Investment Securities	$15,726,495	$—	$—	$15,726,495
Dividend Capture VA Fund
Investment Securities:
Common Stocks	$15,149,937	$—	$—	$15,149,937
Preferred Stocks	706,338	—	—	706,338
Short-Term Investments	1,011,690	—	—	1,011,690
Total Investment Securities	$16,867,965	$—	$—	$16,867,965
Other Financial Instruments:
Short Futures Contracts	$(87,075)	—	—	$(87,075)
Total Futures Contracts	(87,075)	—	—	(87,075)
Total Investments	$15,639,420	$—	$—	$15,639,420
Insider Buying VA Fund
Investment Securities:
Common Stocks	$34,213,249	$—	$—	$34,213,249
Short-Term Investments	258,057	—	—	258,057
Total Investment Securities	$34,471,306	$—	$—	$34,471,306

Strategic Allocation Fund
Investment Securities:
Mutual Funds	$9,677,360	$—	$—	$9,677,360
Exchange-Traded Funds	3,709,732	—	—	3,709,732
Short-Term Investments	228,090	—	—	228,090
Total Investment Securities	$13,615,182	$—	$—	$13,615,182
Dynamic Momentum Fund
Investment Securities:
Short-Term Investments	21,774,043	—	—	21,774,043
Total Investment Securities	$21,774,043	$—	$—	$21,774,043
Other Financial Instruments:
Long Futures Contracts	$(266,721)	$—	$—	$(266,721)
Short Futures Contracts	(94,028)	—	—	(94,028)
Total Futures Contracts	(360,749)	—	—	(360,749)
Total Investments	$21,413,294	$—	$—	$21,413,294
Dynamic Momentum VA Fund
Investment Securities:
Short-Term Investments	$572,911	—	—	$572,911
Total Investment Securities	$572,911	$—	$—	$572,911
Other Financial Instruments:
Long Futures Contracts	$(47,428)	$—	$—	$(47,428)
Short Futures Contracts	(60,532)	—	—	(60,532)
Total Futures Contracts	(107,960)	—	—	(107,960)
Total Investments	$464,951	$—	$—	$(107,960)

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2017, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Dividend Capture Fund	Futures	Equity	$(213,925)
Dividend Capture VA Fund	Futures	Equity	(87,075)
Dynamic Momentum Fund	Futures	Currency	(597,789)
Dynamic Momentum Fund	Futures	Commodity	33,575
Dynamic Momentum Fund	Futures	Interest	54,316
Dynamic Momentum Fund	Futures	Equity	149,149
Dynamic Momentum VA Fund	Futures	Currency	(108,827)
Dynamic Momentum VA Fund	Futures	Commodity	(34,637)
Dynamic Momentum VA Fund	Futures	Interest	7,045
Dynamic Momentum VA Fund	Futures	Equity	28,459

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2017, is a reflection of the volume of derivative activity for the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	November 22, 2017

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 22, 2017